Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
At December 31, 2016, Mammoth Holdings, Gulfport and Rhino owned the following share of outstanding common stock of Mammoth Inc:

	At December 31, 2016
	Share Count	% Ownership
Mammoth Holdings	20,443,903	54.5%
Gulfport	9,073,750	24.2%
Rhino	232,347	0.6%
Outstanding shares owned by related parties	29,750,000	79.3%
Total outstanding	37,500,000	100.0%